INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consisted of the following at December 31, 2025 and 2024, respectively:

	December 31, 2025	December 31, 2024
Raw materials and work in progress	$—	$3,075
Total inventory	$—	$3,075